UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:

         Merrill Lynch Strategy Series, Inc.
         (formerly known as Mercury QA Strategy Series, Inc.)
         P.O. Box 9011 Princeton, NJ 08543

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2.   The name of each series or class of securities for which this Form is filed:

     (If the Form is being filed for all series and classes of
     securities of the issuer, check the box but do not list
     series or classes):                                          [X]

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3.   Investment Company Act File Number:                811-09617

     Securities Act File Number:                        333-88849

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4(a). Last day of fiscal year for which this Form is filed: December 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                                             $30,142,416
                                                                     -----------

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:         $97,264,008
                                                      -----------
    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:                                 $         0
                                                      -----------

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                            - $97,264,008
                                                                     -----------

    (v)   Net sales - if Item 5(i)is greater than
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(i)]:                                                $0
                                                                     -----------

    (vi)  Redemption credits available for use
          in future years - if Item 5(i) is
          less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                      $67,121,592
                                                      -----------

    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                                x  .00008090
                                                                  -----------

    (viii) Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee is due):        = $0
                                                                  ===========
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by
     deducting an amount of securities that were
     registered under the Securities Act of 1933 pursuant
     to rule 24e-2 as in effect before October 11, 1997,
     then report the amount of securities (number of
     shares or other units) deducted here:                             0
                                                                     -----------

     If there is a number of shares or other units that
     were registered pursuant to rule 24e-2 remaining
     unsold at the end of the fiscal year for which this
     form is filed that are available for use by the issuer
     in future fiscal years, then state that number here:              0
                                                                     -----------
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7.   Interest due - if this Form is being filed
     more than 90 days after the end of the
     issuer's fiscal year (see Instruction D):                   + $0
                                                                   -------------
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8.  Total of the amount of the registration fee
    due plus any interest due [line 5(viii) plus line 7]:        = $0
                                                                   -------------
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9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:        N/A

         Method of Delivery:

              [ ] Wire Transfer

              [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


                                                    /s/ Brian D. Stewart
                                                    ----------------------------
                                                    Brian D. Stewart
                                                    Secretary

Date: March 17, 2003



* Please print the name and title of the signing officer below the signature.





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